Financial Instruments (Schedule Of Fair Value Of All Derivative Contracts) (Details) (USD $) In Millions	Jul. 02, 2011		Jul. 03, 2010
Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member] | Other Current Assets [Member]
Total fair value of asset derivatives			$ 4	[1]
Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member] | Other Non-Current Assets [Member]
Total fair value of asset derivatives	12	[1]	27	[1]
Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member] | Accrued Liabilities - Other [Member]
Total fair value of liability derivatives	2	[1]
Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Other Current Assets [Member]
Total fair value of asset derivatives			143	[1]
Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Accrued Liabilities - Other [Member]
Total fair value of liability derivatives	191	[1]	2	[1]
Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Liabilities Other [Member]
Total fair value of liability derivatives	66	[1]	153	[1]
Designated As Hedging Instrument [Member] | Other Current Assets [Member]
Total fair value of asset derivatives			147
Designated As Hedging Instrument [Member] | Other Non-Current Assets [Member]
Total fair value of asset derivatives	12		27
Designated As Hedging Instrument [Member] | Accrued Liabilities - Other [Member]
Total fair value of liability derivatives	193		2
Designated As Hedging Instrument [Member] | Liabilities Other [Member]
Total fair value of liability derivatives	66		153
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Other Current Assets [Member]
Total fair value of asset derivatives	20	[1]	42	[1]
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Accrued Liabilities - Other [Member]
Total fair value of liability derivatives	13	[1]	42	[1]
Derivatives Not Designated As Hedging Instruments [Member] | Commodity Contracts [Member] | Other Current Assets [Member]
Total fair value of asset derivatives	2	[2]
Derivatives Not Designated As Hedging Instruments [Member] | Other Current Assets [Member]
Total fair value of asset derivatives	22		42
Derivatives Not Designated As Hedging Instruments [Member] | Accrued Liabilities - Other [Member]
Total fair value of liability derivatives	13		42
Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Assets	2
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets	32		216
Liabilities	272		197
Other Current Assets [Member]
Total fair value of asset derivatives	22	[2]	189	[2]
Other Non-Current Assets [Member]
Total fair value of asset derivatives	12	[2]	27	[2]
Accrued Liabilities - Other [Member]
Total fair value of liability derivatives	206	[2]	44	[2]
Liabilities Other [Member]
Total fair value of liability derivatives	$ 66	[2]	$ 153	[2]

[1]	Categorized as level 2: Fair value of level 2 assets and liabilities as of July 2, 2011 are $32 million and $272 million and at July 3, 2010 are $216 million and $197 million, respectively.
[2]	Categorized as level 1: Fair value of level 1 assets and liabilities as of July 2, 2011 are $2 million and nil and at July 3, 2010 are nil and nil, respectively.